Pensions and Other Post Retirement Benefits - Plan Assets and Investment Objectives (Details)	Dec. 31, 2022	Dec. 31, 2021
Weighted average pension plan asset allocations
Equities	52.00%	48.00%
Fixed income	27.00%	38.00%
Plan assets comprised of: - Real estate	21.00%	14.00%
Total plan assets	100.00%	100.00%